Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

25.  Subsequent events

Subsequent to December 31, 2017 and through April 25, 2018:

a)

On January 18, 2018, the Mexican antitrust authority, Comisión Federal de Competencia Económica (“COFECE”), served Volaris with a preliminary ruling of potential responsibility (Dictamen de Probable Responsabilidad or “DPR”) in which the investigating body of COFECE asserts certain allegations regarding antitrust activities in Mexico´s domestic commercial air passenger transportation market during the period from April 2008 up to February 2010 by different Mexican carriers, including Volaris. The DPR does not constitute a final ruling of culpability against Volaris. Since all the activities which were allegedly committed by the carriers were committed within the framework of the Mexican Federal Antitrust Law (Ley Federal de Competencia Económica) in effect during 2010, any applicable fines would be made pursuant to such 2010 law. The maximum fine contemplated by Article 35 section IV of such law is one million five hundred thousand times the minimum wage for Mexico City in effect during 2010. Therefore, in the event that the final ruling imposes a fine on Volaris, such fine is not expected to have a material adverse effect on the financial position or performance of the Company. Nevertheless, the COFECE proceedings are ongoing and the Company cannot predict the final outcome of such proceedings, and accordingly, the Company has not established a provision on the accompanying consolidated financial statements for a loss arising from this assessment.

b)

On January 16, 2018, the Company and Frontier Airlines (Frontier) signed the first codeshare agreement in history between two ultra-low-cost airlines, which is subject to governmental approvals in Mexico and the United States. Once implemented the Companys customers will gain access to new cities in the U.S. beyond the current destinations, and Frontier customers will gain first-time access to new destinations in Mexico.

c)

On February 16, 2018, one of the Company’s shareholders concluded the conversion of 45,968,598 Series B Shares for the equivalent number of Series A Shares. This conversion has no impact either on the total number of outstanding shares or on the earnings-per-share calculation.